Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Information About Profit or Loss, Assets and Labilities
	Year ended December 31,
	2 0 2 2	2 0 2 1		2 0 2 0		2 0 2 2
	NIS	NIS		NIS		USD
Canned Vegetables and Pickles	70,398	59,844		67,275		19,999
Dairy and Dairy Substitute Products	188,738	196,589		188,675		53,619
Canned Fish	62,270	56,064		53,547		17,690
Cereals, rice and pastas	61,350	62,712		63,514		17,429
Non-banking credit	-	276		719		-
Oils	44,241	23,025(	*)	16,216(	*)	12,568
Other	71,328	55,703(	*)	64,148(	*)	20,265
	498,325	454,213		454,094		141,570

Schedule of Revenues from Principal Products
	Percentage of Total Sales Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Large retail supermarket chains	54%	50%	53%
Other customers	46%	50%	47%
	100%	100%	100%